UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-06443______

BlackRock Income Opportunity Trust, Inc.
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Income Opportunity Trust, Inc.
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:_888-825-2257__________________

Date of fiscal year end:___October 31, 2007
Date of reporting period:__January 31, 2007

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JANUARY 31, 2007
BlackRock Income Opportunity Trust (BNA)
(Percentage of Net Assets)

	Principal
	Amount
Rating[1]	(000)		Description	Value
			LONG-TERM INVESTMENTS—113.5%
			Mortgage Pass-Through Securities—14.8%
			Federal Home Loan Mortgage Corp.,
	$ 1,071	[2,3]	4.366%, 1/01/35	$1,079,438
	1,871	[2,3]	5.128%, 1/01/35	1,847,317
			Federal National Mortgage Assoc.,
	6,742		5.50%, 12/01/13-1/01/33	6,690,456
	7,519	[3,4]	5.50%, 1/01/33	7,415,602
	25,302	[3]	5.50%, 7/01/16-6/01/36	25,077,778
	372	[4]	5.50%, 12/01/32	366,756
	3,125	[3]	5.97%, 8/01/16	3,239,258
	2,020		6.00%, 3/01/16-5/01/36	2,035,375
	8,000	[3]	6.00%, 2/01/36-1/01/37	8,029,383
	149		7.00%, 2/01/24-10/01/28	154,069
	102		Government National Mortgage Assoc., 8.00%, 4/15/24-11/15/25	107,910
			Total Mortgage Pass-Through Securities	56,043,342
			Federal Housing Administration Securities—1.1%
			General Motors Acceptance Corp. Projects,
	220		Ser. 37, 7.43%, 5/01/22	220,533
	79		Ser. 44, 7.43%, 8/01/22	79,579
			Merrill Projects,
	151	[5]	Ser. 29, 7.43%, 10/01/20	151,252
	51	[5]	Ser. 42, 7.43%, 9/01/22	51,009
	1,773		Reilly Project, Ser. B-11, 7.40%, 4/01/21	1,775,382
	1,775		Westmore Project, 7.25%, 4/01/21	1,768,533
			Total Federal Housing Administration Securities	4,046,288
			Agency Multiple Class Mortgage Pass-Through Securities—8.3%
			Federal Home Loan Mortgage Corp.,
	3,272		Ser. 82, Class HJ, 5.50%, 9/25/32	3,263,167
	—	[2]	Ser. 192, Class U, 1,009.033%, 2/15/22	4
	—		Ser. 1057, Class J, 1,008.001%, 3/15/21	1,493
	3,285		Ser. 2806, Class VC, 6.00%, 12/15/19	3,334,779
	6,000		Ser. 2874, Class BC, 5.00%, 10/15/19	5,765,167
	1,390		Ser. 2883, Class DR, 5.00%, 11/15/19	1,332,090
	3,472		Ser. 2922, Class GA, 5.50%, 5/15/34	3,478,941
	1,905		Ser. 2927, Class BA, 5.50%, 10/15/33	1,909,964
	1,857		Ser. 2933, Class HD, 5.50%, 2/15/35	1,863,321
	1,725		Ser. 2968, Class EG, 6.00%, 10/15/34	1,742,092
			Federal National Mortgage Assoc.,
	3,293		Ser. 5, Class PK, 5.00%, 12/25/34	3,250,239
	2,115		Ser. 27, Class PC, 5.50%, 5/25/34	2,111,951
	1,659	[2]	Ser. 118, Class FD, 5.72%, 12/25/33	1,653,125
	1,641		Government National Mortgage Assoc., Ser. 65, Class VA, 6.00%, 6/20/15	1,667,197
			Total Agency Multiple Class Mortgage Pass-Through Securities	31,373,530
			Non-Agency Multiple Class Mortgage Pass-Through Securities—4.9%
AAA	2,463		Donaldson, Lufkin & Jenrette Commercial Mortgage Corp., Class A 1B, 7.18%, 11/10/33	2,581,746
AAA	2,630		First Union-Lehman Brothers-Bank of America, Ser. C2, Class D, 6.778%, 11/18/35	2,798,132
AAA	2,310		GE Capital Commercial Mortgage Corp., Ser. 1A, Class A3, 6.269%, 12/10/35	2,394,863
AAA	2,580		General Motor Acceptance Corp. Commercial Mortgage Securities, Inc., Ser. C4, Class A2, 4.93%, 7/10/39	2,519,225
AAA	7,659		Residential Funding Securities Corp., Ser. RM2, Class AI5, 8.50%, 5/25/33	8,219,241
AAA	4	[2,6,7]	Summit Mortgage Trust, Ser. 1, Class B1, 6.581%, 12/28/12	3,763
			Total Non-Agency Multiple Class Mortgage Pass-Through Securities	18,516,970
			Inverse Floating Rate Mortgage Securities—0.5%
	552	[2]	Federal Home Loan Mortgage Corp., Ser. 1611, Class JC, 10.00%, 8/15/23	581,803
			Federal National Mortgage Assoc.,
	19	[2]	Ser. 7, Class S, 541.833%, 3/25/21	2,089
	—	[2]	Ser. 17, Class S, 531.967%, 6/25/21	3,382
	1,397	[2]	Ser. 23, Class PS, 9.223%, 4/25/23	1,450,771
	—	[2]	Ser. 46, Class S, 1,295.281%, 5/25/21	3,280

BlackRock Income Opportunity Trust (BNA) (continued)
(Percentage of Net Assets)

	Principal
	Amount
Rating[1]	(000)		Description	Value
			Inverse Floating Rate Mortgage Securities—(cont'd)
	$ —	[2]	Ser. 49, Class S, 479.05%, 12/25/21	$1,101
	66	[2]	Ser. 87, Class S, 12.522%, 8/25/21	75,946
			Total Inverse Floating Rate Mortgage Securities	2,118,372
			Asset-Backed Securities—13.7%
AAA	1,986	[2]	Ameriquest Mortgage Securities, Inc., Ser. R11, Class A1, 5.622%, 11/25/34	1,991,056
AAA	3,025		Capital Auto Receivables Asset Trust, Ser. 1, Class A3, 5.03%, 10/15/09	3,011,501
AAA	2,650	[2]	Chase Issuance Trust, Ser. A3, 5.31%, 7/15/11	2,651,715
AAA	3,100		Chase Manhattan Auto Owner Trust, Ser. B, Class A4, 4.88%, 6/15/12	3,077,396
AAA	3,125		Citibank Credit Card Issuance Trust, Ser. A2, Class A2, 4.85%, 2/10/11	3,099,293
			Countrywide Asset-Backed Certificates,
AAA	637	[2]	Ser. 15, Class 2AV1, 5.42%, 4/25/36	636,961
AAA	1,440	[2]	Ser. 16, Class 4AV1, 5.42%, 1/25/35	1,439,862
AAA	3,150		DaimlerChrysler Auto Trust, Ser. A, Class A3, 5.00%, 5/08/10	3,137,165
AAA	2,575	[2]	Discover Card Master Trust I, Ser. 1, Class A, 5.33%, 9/16/10	2,576,219
AAA	3,400		Ford Credit Auto Owner Trust, Ser. A, Class A3, 5.07%, 11/15/09	3,386,965
AAA	2,550		Harley-Davidson Motorcycle Trust, Ser. 2, Class A2, 4.07%, 2/15/12	2,501,982
A1	2,500		Maryland Trust, Ser. 1, Class A, 5.55%, 12/10/65	2,451,736
			MBNA Credit Card Master Note Trust,
AAA	3,075		Ser. A1, Class A, 4.90%, 7/15/11	3,055,711
AAA	4,050	[2]	Ser. A4, 5.31%, 9/15/11	4,052,532
AAA	1,368	[2,5]	Merrill Lynch Mortgage Investors, Inc., Ser. HE2, Class A2A, 5.43%, 9/25/36	1,368,160
			Morgan Stanley ABS Capital I,
AAA	2,713	[2]	Ser. HE5, Class A2A, 5.39%, 8/25/36	2,712,790
AAA	2,337	[2]	Ser. NC4, Class A2A, 5.35%, 6/25/36	2,337,364
AAA	1,090	[2]	New Century Home Equity Loan Trust, Ser. C, Class A2A, 5.40%, 1/25/36	1,090,424
AAA	1,385	[2]	Structured Asset Investment Loan Trust, Ser. 1, Class A1, 5.40%, 1/25/36	1,385,062
AAA	3,075		USAA Auto Owner Trust, Ser. 1, Class A3, 5.01%, 9/15/10	3,063,635
AAA	2,925		Wachovia Auto Owner Trust, Ser. A, Class A4, 5.38%, 3/20/13	2,933,229
			Total Asset-Backed Securities	51,960,758
			Interest Only Asset-Backed Securities—0.3%
AAA	197	[2,6]	Morgan Stanley Capital Trust I, Ser. HF1, Class X, 1.947%, 6/15/17	420
			Sterling Coofs Trust,
AAA	18,322		Ser. 1, 2.362%, 4/15/29	750,052
AAA	16,927		Ser. 2, 2.216%, 3/30/30	539,543
			Total Interest Only Asset-Backed Securities	1,290,015
			Interest Only Mortgage-Backed Securities—1.0%
			Federal Home Loan Mortgage Corp.,
	—		Ser. 176, Class M, 1,010.00%, 7/15/21	37
	—		Ser. 200, Class R, 93,499.29%, 12/15/22	191
	7	[2]	Ser. 1043, Class H, 20.813%, 2/15/21	7,619
	—	[2]	Ser. 1054, Class I, 413.56%, 3/15/21	148
	—		Ser. 1056, Class KD, 1,084.50%, 3/15/21	1,322
	—	[2]	Ser. 1148, Class E, 563.074%, 10/15/21	399
	—		Ser. 1179, Class O, 1,009.389%, 11/15/21	91
	173		Ser. 1254, Class Z, 8.50%, 4/15/22	1,194
	310		Ser. 1831, Class PG, 6.50%, 3/15/11	27,829
	6,425		Ser. 2611, Class QI, 5.50%, 9/15/32	1,189,022
			Federal National Mortgage Assoc.,
	92		Ser. 5, Class H, 9.00%, 1/25/22	22,633
	—		Ser. 7, Class 2, 8.50%, 4/01/17	1,353
	1	[2]	Ser. 10, Class S, 524.318%, 5/25/21	10,316
	—	[2]	Ser. 12, Class S, 553.577%, 5/25/21	5,107
	—		Ser. 33, Class PV, 1,078.42%, 10/25/21	10,373
	—		Ser. 38, Class N, 1,008.50%, 4/25/21	379
	3		Ser. 46, Class H, 1,042.50%, 12/25/09	33,726
	398	[2]	Ser. 50, Class SI, 1.20%, 4/25/23	13,173
	12		Ser. 89, Class 2, 8.00%, 6/01/18	2,030
	27,692	[2]	Ser. 90, Class JH, 1.38%, 11/25/34	1,248,655
	4		Ser. 94, Class 2, 9.50%, 8/01/21	953
	—		Ser. 99, Class L, 930.00%, 8/25/21	4,011
	—		Ser. 123, Class M, 1,009.50%, 10/25/20	584
	14	[2]	Ser. 136, Class S, 14.746%, 11/25/20	17,265

BlackRock Income Opportunity Trust (BNA) (continued)
(Percentage of Net Assets)

	Principal
	Amount
Rating[1]	(000)		Description	Value
			Interest Only Mortgage-Backed Securities—(cont'd)
	$ —		Ser. 139, Class PT, 648.35%, 10/25/21	$4,656
	1	[2]	Ser. 141, Class SA, 13.625%, 8/25/07	26
	4,825		Ser. 378, Class 19, 5.00%, 6/01/35	1,066,776
AAA	4,790	[2,6]	Goldman Sachs Mortgage Securities Corp., Ser. 5, 0.987%, 2/19/25	102,215
AAA	739	[2]	Salomon Brothers Mortgage Securities VII, Ser. 1, 0.45%, 3/25/22	251
			Total Interest Only Mortgage-Backed Securities	3,772,334
			Principal Only Mortgage-Backed Securities—0.1%
	97	[4,8]	Federal Home Loan Mortgage Corp., Ser. 1739, Class B, 7.50%, 2/15/24	84,056
			Federal National Mortgage Assoc.,
	72	[8]	Ser. 51, Class E, 8.00%, 2/25/23	58,359
	13	[8]	Ser. 70, Class A, 7.00%, 5/25/23	10,615
	32	[8]	Ser. 167, Class D, 8.50%, 10/25/17	29,472
	24	[8]	Ser. 203, Class 1, 8.00%, 2/01/23	19,768
	15	[8]	Ser. 228, Class 1, 7.00%, 5/01/23	12,419
			Total Principal Only Mortgage-Backed Securities	214,689
			Commercial Mortgage-Backed Securities—4.4%
AAA	2,320		Bear Stearns Commercial Mortgage Services, Ser. PWR7, Class A2, 4.945%, 2/11/41	2,273,931
AAA	2,970	[3]	Credit Suisse First Boston Mortgage Securities Corp., Ser. CP5, Class A2, 4.94%, 12/15/35	2,895,424
AAA	2,090		First Union National Bank Commercial Mortgage Trust, Ser. C2, Class A2, 7.202%, 10/15/32	2,192,388
AAA	2,475		General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Ser. C3, Class A4, 4.547%, 12/10/41	2,384,582
			JP Morgan Chase Commercial Mortgage Securities Corp.,
AAA	1,990		Ser. C1, Class A3, 5.857%, 10/12/35	2,022,551
AAA	2,380		Ser. CBX, Class A4, 4.529%, 1/12/37	2,296,490
AAA	2,530	[2,3]	Lehman Brothers-UBS Commercial Mortgage Trust, Ser. C4, Class A3, 4.983%, 6/15/29	2,515,278
			Total Commercial Mortgage-Backed Securities	16,580,644
			Collateralized Mortgage Obligation Residual Securities—0.0%
			Collateralized Mortgage Obligation Trust,
AAA	—		Ser. 40, Class R, 580.50%, 4/01/18	165
AAA	—		Ser. 42, Class R, 6,000.00%, 10/01/14	2,149
			Federal Home Loan Mortgage Corp.,
	—		Ser. 19, Class R, 9,427.406%, 3/15/20	814
	—		Ser. 75, Class R, 9.50%, 1/15/21	2
	—		Ser. 75, Class RS, 16.90%, 1/15/21	3
	—		Ser. 173, Class R, 9.00%, 11/15/21	11
	—		Ser. 173, Class RS, 9.029%, 11/15/21	11
NR	6		Painewebber CMO Trust, Ser. 88 M, Class 6, 13.80%, 9/01/18	—
			Total Collateralized Mortgage Obligation Residual Securities	3,155
			Corporate Bonds—55.8%
			Aerospace & Defense—1.1%
B	170		Argo-Tech Corp., 9.25%, 6/01/11	184,025
BB	170	[6]	Bombardier, Inc., 8.00%, 11/15/14 (Canada)	176,375
B	1,488		DI Finance/DynCorp Intl., Ser. B, 9.50%, 2/15/13	1,562,400
			DRS Technologies, Inc.,
B	80		6.875%, 11/01/13	79,200
B	80		7.625%, 2/01/18	81,400
BBB+	712		Raytheon Co., 6.15%, 11/01/08	718,927
BB	15		Sequa Corp., 9.00%, 8/01/09	15,900
A+	1,250		United Technologies Corp., 4.875%, 5/01/15	1,200,491
			Total Aerospace & Defense	4,018,718
			Automotive—0.3%
			AutoNation, Inc.,
BB+	170		7.00%, 4/15/14	170,850
BB+	160	[2]	7.36%, 4/15/13	161,200
BB-	30	[2,6]	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.874%, 5/15/14	29,775
B-	560		Lear Corp., Ser. B, 8.75%, 12/01/16	558,600
B3	295		Metaldyne Corp., 10.00%, 11/01/13	295,000
			Total Automotive	1,215,425
			Basic Materials—4.4%
B+	685		Abitibi-Consolidated, Inc., 6.00%, 6/20/13 (Canada)	597,663
B+	1,115		AK Steel Corp., 7.75%, 6/15/12	1,128,937

BlackRock Income Opportunity Trust (BNA) (continued)
(Percentage of Net Assets)

	Principal
	Amount
Rating[1]	(000)		Description	Value
			Basic Materials—(cont'd)
B	$ 280	[6]	American Pacific Corp., 9.00%, 2/01/15	$280,000
B+	90	[2]	Bowater, Inc., 8.36%, 3/15/10	90,900
BB+	30		Chemtura Corp., 6.875%, 6/01/16	29,100
B-	230		CPG Intl. I, Inc., 10.50%, 7/01/13	239,775
B+	80		Domtar, Inc., 7.125%, 8/15/15 (Canada)	79,000
B+	170		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	170,000
BB-	300		Equistar Chemicals LP/Equistar Funding Corp., 10.625%, 5/01/11	318,000
			Huntsman LLC,
BB-	230		11.625%, 10/15/10	250,700
B	72		12.00%, 7/15/12	81,720
B+	750	[6]	Ineos Group Holdings Plc, 8.50%, 2/15/16 (United Kingdom)	718,125
B3	975		Innophos, Inc., 8.875%, 8/15/14	1,006,687
BBB	135		Ispat Inland ULC, 9.75%, 4/01/14 (Canada)	150,588
			Lyondell Chemical Co.,
BB-	260		8.00%, 9/15/14	270,400
BB-	515		8.25%, 9/15/16	545,900
BB+	130		10.50%, 6/01/13	143,488
BB+	1,785		11.125%, 7/15/12	1,921,106
BB	255		Millennium America, Inc., 9.25%, 6/15/08	264,881
B-	60		Nalco Co., 8.875%, 11/15/13	63,675
B2	575		NewPage Corp., 10.00%, 5/01/12	626,750
			Noranda, Inc. (Canada)
BBB+	600		6.00%, 10/15/15	611,159
BBB+	1,550		6.20%, 6/15/35	1,528,477
			Nova Chemicals Corp. (Canada)
BB-	50		6.50%, 1/15/12	47,250
BB-	630	[2]	8.502%, 11/15/13	626,850
CCC+	535	[6]	Pregis Corp., 12.375%, 10/15/13	588,500
B+	26		Rhodia S.A., 10.25%, 6/01/10 (France)	29,640
BBB	1,570		Teck Cominco Ltd., 6.125%, 10/01/35 (Canada)	1,498,639
BB-	360	[6]	Terra Capital, Inc., 7.00%, 2/01/17	355,050
BBB-	2,325		Vale Overseas Ltd., 6.875%, 11/21/36 (Cayman Islands)	2,354,062
B-	25	[6]	Verso Paper Holdings LLC/Verson Paper, Inc., 11.375%, 8/01/16	26,500
			Total Basic Materials	16,643,522
			Building & Development—0.2%
B-	495		Goodman Global Holding Co., Inc., 7.875%, 12/15/12	497,475
B3	210		Nortek, Inc., 8.50%, 9/01/14	208,950
B3	85		North American Energy Partners, Inc., 8.75%, 12/01/11 (Canada)	85,000
			Total Building & Development	791,425
			Business Equipment & Services—0.0%
Ba2	125	[6]	FTI Consulting, Inc., 7.75%, 10/01/16	129,063
			Commercial Services—0.2%
B2	250		Education Management LLC/Education Management Corp., 8.75%, 6/01/14	262,500
B-	200	[2,6]	NCO Group, Inc., 10.244%, 11/15/13	200,000
B+	225	[6]	Quebecor World, Inc., 9.75%, 1/15/15 (Canada)	234,844
			Total Commercial Services	697,344
			Consumer Products—1.8%
B3	95		ALH Finance LLC, 8.50%, 1/15/13	95,238
CCC+	720	[2]	Ames True Temper, Inc., 9.36%, 1/15/12	734,400
BBB+	560		Federated Department Stores, Inc., 6.79%, 7/15/27	556,301
BBB+	1,325		Federated Retail Holdings, Inc., 5.90%, 12/01/16	1,302,985
B-	285		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	270,750
B-	369		Lazy Days RV Center, Inc., 11.75%, 5/15/12	358,852
B	470	[2]	Levi Strauss & Co., 10.11%, 4/01/12	481,750
			Michaels Stores, Inc.,
B2	530	[6]	10.00%, 11/01/14	563,125
Caa1	670	[6]	11.375%, 11/01/16	720,250
B3	50	[2,6]	Nutro Products, Inc., 9.40%, 10/15/13	51,625
BB-	300		Quiksilver, Inc., 6.875%, 4/15/15	293,250
BB+	250		Reynolds American, Inc., 7.625%, 6/01/16	264,493
CCC	375		Spectrum Brands, Inc., 7.375%, 2/01/15	327,188

BlackRock Income Opportunity Trust (BNA) (continued)
(Percentage of Net Assets)

	Principal
	Amount
Rating[1]	(000)		Description	Value
			Consumer Products—(cont'd)
B	$ 795		United Rentals NA, Inc., 7.00%, 2/15/14	$781,087
			Total Consumer Products	6,801,294
			Containers & Packaging—0.8%
			Berry Plastics Holding Corp.,
B2	290	[6]	8.875%, 9/15/14	299,425
B2	190	[2,6]	9.235%, 9/15/14	195,225
B+	150		Crown Americas LLC/Crown Americas Capital Corp., 7.75%, 11/15/15	155,250
B1	330	[2,6]	Impress Holdings BV, 8.585%, 9/15/13 (Netherlands)	330,729
Ba2	1,626		Owens-Brockway Glass Container, Inc., 8.875%, 2/15/09	1,662,585
B+	464		Smurfit-Stone Container Enterprises, Inc., 9.75%, 2/01/11	479,080
			Total Containers & Packaging	3,122,294
			Ecological Services & Equipment—0.8%
B	2,250		Casella Waste Systems, Inc., 9.75%, 2/01/13	2,362,500
Caa1	600		Waste Services, Inc., 9.50%, 4/15/14	624,000
			Total Ecological Services & Equipment	2,986,500
			Energy—6.6%
BBB-	2,625		Anadarko Petroleum Corp., 6.45%, 9/15/36	2,600,811
			ANR Pipeline Co.,
B+	145		7.375%, 2/15/24	163,170
B+	285		9.625%, 11/01/21	379,204
B	160		Berry Petroleum Co., 8.25%, 11/01/16	157,600
CCC+	380		Chaparral Energy, Inc., 8.50%, 12/01/15	375,250
			Chesapeake Energy Corp.,
BB	175		6.375%, 6/15/15	169,750
BB	20		6.875%, 11/15/20	19,200
BBB-	1,300		Cleveland Electric Illuminating Co., 5.95%, 12/15/36	1,243,190
Ba3	35		CMS Energy Corp., 7.50%, 1/15/09	35,875
Ba3	60		Compagnie Generale de Geophysique S.A., 7.50%, 5/15/15 (France)	60,150
B	225		Compton Petroleum Finance Corp., 7.625%, 12/01/13 (Canada)	214,875
A1	1,970	[2]	ConocoPhillips Australia Funding Co., 5.46%, 4/09/09	1,971,773
BBB	450		DTE Energy Co., 6.35%, 6/01/16	466,469
BB-	130		Edison Mission Energy, 7.50%, 6/15/13	134,875
			El Paso Corp.,
B2	120		7.80%, 8/01/31	128,100
B2	100		9.625%, 5/15/12	113,250
B2	125		10.75%, 10/01/10	141,250
			El Paso Natural Gas Co.,
Ba1	1,000		7.625%, 8/01/10	1,040,000
Ba1	150		8.875%, 6/15/32	180,115
Ba1	185		Elwood Energy LLC, 8.159%, 7/05/26	195,013
A-	425		EnCana Corp., 6.50%, 8/15/34 (Canada)	435,753
			Encore Acquisition Co.,
B	50		6.00%, 7/15/15	45,000
B	60		7.25%, 12/01/17	57,000
BBB	1,675		Energy East Corp., 6.75%, 7/15/36	1,769,472
B-	435		Exco Resources, Inc., 7.25%, 1/15/11	441,525
BBB	480		FirstEnergy Corp., Ser. B, 6.45%, 11/15/11	499,534
AA-	575		Florida Power & Light Co., 4.95%, 6/01/35	507,012
BB+	90		Grant Prideco, Inc., Ser. B, 6.125%, 8/15/15	86,175
BBB+	190		Halliburton Co., 7.60%, 8/15/96	216,089
B	136	[6]	Hilcorp Energy I LP/Hilcorp Finance Corp., 10.50%, 9/01/10	145,690
B-	255		KCS Energy, Inc., 7.125%, 4/01/12	243,525
BBB	1,250		Kinder Morgan Energy Partners LP, 7.30%, 8/15/33	1,362,182
A	800		Midamerican Energy Co., 5.80%, 10/15/36	786,022
Ba2	83		Midwest Generation LLC, Ser. B, 8.56%, 1/02/16	91,828
			Mirant Americas Generation LLC,
Caa1	175		8.30%, 5/01/11	178,500
Caa1	110		8.50%, 10/01/21	111,650
Caa1	85		9.125%, 5/01/31	90,738
BB-	1,020		Mission Energy Holdings Co., 13.50%, 7/15/08	1,118,175
Aa3	1,100	[6]	Nakilat, Inc., 6.067%, 12/31/33 (Qatar)	1,061,601

BlackRock Income Opportunity Trust (BNA) (continued)
(Percentage of Net Assets)

	Principal
	Amount
Rating[1]	(000)		Description	Value
			Energy—(cont'd)
			NRG Energy, Inc.,
B+	$ 50		7.25%, 2/01/14	$50,125
B+	285		7.375%, 2/01/16	285,356
BBB	350		Ohio Edison Co., 6.875%, 7/15/36	380,517
BBB	500		ONEOK Partners LP, 6.65%, 10/01/36	514,769
BB	490	[6]	OPTI, Inc., 8.25%, 12/15/14 (Canada)	512,050
B2	140		Orion Power Holdings, Inc., 12.00%, 5/01/10	160,650
			Reliant Energy, Inc.,
B	325		6.75%, 12/15/14	320,125
B	40		9.25%, 7/15/10	42,000
BB	350	[6]	Sabine Pass LNG LP, 7.50%, 11/30/16	343,875
BBB+	175		Scottish Power Plc, 5.375%, 3/15/15 (United Kingdom)	171,624
B+	350	[6]	SemGroup LP, 8.75%, 11/15/15	350,875
B3	500	[2,6]	Stone Energy Corp., 8.11%, 7/15/10	499,375
B3	360	[6]	Targa Resources, Inc., 8.50%, 11/01/13	360,900
AA	325		Texaco Capital, Inc., 8.875%, 9/01/21	424,917
A2	600		Transcanada Pipelines Ltd., 5.85%, 3/15/36 (Canada)	581,624
BBB-	30		Transcontinental Gas Pipe Line Corp., 7.25%, 12/01/26	31,500
B+	315		Utilicorp Finance Corp., 7.75%, 6/15/11 (Canada)	333,693
B1	415		Whiting Petroleum Corp., 7.25%, 5/01/12-5/01/13	411,888
BB+	260		Williams Cos., Inc., 8.75%, 3/15/32	295,750
			Total Energy	25,109,004
			Entertainment & Leisure—1.9%
			AMC Entertainment, Inc.,
B3	190		9.50%, 2/01/11	190,475
B3	185		11.00%, 2/01/16	209,050
B3	90		Cinemark, Inc., Zero Coupon, 3/15/14	79,425
B-	250		Gaylord Entertainment Co., 6.75%, 11/15/14	242,813
CCC+	325	[6]	Greektown Holdings LLC, 10.75%, 12/01/13	347,750
B+	800		MGM Mirage, 9.75%, 6/01/07	809,000
B+	2,000		Park Place Entertainment Corp., 8.875%, 9/15/08	2,092,500
B3	205		Poster Financial Group, Inc., 8.75%, 12/01/11	213,200
BB	290		Seneca Gaming Corp., Ser. B, 7.25%, 5/01/12	290,725
BBB-	1,930		Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 5/01/12	2,061,977
Caa1	440	[6]	TDS Investor, 9.875%, 9/01/14	459,800
BB-	25		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/01/14	24,750
			Total Entertainment & Leisure	7,021,465
			Financial Institutions—17.0%
BB+	350		American Real Estate Partners LP/American Real Estate Finance Corp., 7.125%, 2/15/13	346,500
Aa3	2,450		Bank of America Corp., 7.80%, 2/15/10	2,618,798
AA+	5,465	[2]	Barclays Bank Plc NY, 5.37%, 3/13/09	5,467,388
B	200		BCP Crystal US Holdings Corp., 9.625%, 6/15/14 (Luxembourg)	221,000
AAA	2,525		Berkshire Hathaway Finance Corp., 3.375%, 10/15/08	2,445,632
			Citigroup, Inc.,
AA+	5,975	[4]	4.125%, 2/22/10	5,791,693
AA	1,350		6.125%, 8/25/36	1,386,441
AA+	550		6.875%, 2/15/98	601,907
			Credit Suisse First Boston, Inc.,
AA-	700	[4]	6.125%, 11/15/11	723,436
AA-	1,000		7.125%, 7/15/32	1,161,089
BB	990		Crum & Forster Holdings Corp., 10.375%, 6/15/13	1,069,200
AA-	950	[2]	Deutsche Bank AG, 5.34%, 3/15/07	949,959
AAA	1,900		Eksportfinans A/S, 5.50%, 5/25/16 (Norway)	1,939,505
BB-	220	[2]	Ford Motor Credit Co., 8.11%, 1/13/12	220,904
			Fort Irwin Land LLC,
AA	780	[6]	Ser. A, Class II, 5.30%, 12/15/35	730,384
Aaa	575	[6]	Ser. A-1, 5.03%, 12/15/25	535,141
			General Electric Capital Corp.,
AAA	3,670	[2]	5.41%, 1/15/08	3,673,391
AAA	3,000		6.75%, 3/15/32	3,395,823
AA-	1,000		Goldman Sachs Group, Inc., 6.60%, 1/15/12	1,052,005
AA-	1,035		Household Finance Corp., 6.375%, 10/15/11	1,077,090

BlackRock Income Opportunity Trust (BNA) (continued)
(Percentage of Net Assets)

	Principal
	Amount
Rating[1]	(000)		Description	Value
			Financial Institutions—(cont'd)
AA-	$ 1,275		HSBC Holdings Plc, 6.50%, 5/02/36 (United Kingdom)	$1,366,567
CCC+	270		iPayment, Inc., 9.75%, 5/15/14	278,100
NR	826	[2,6]	iPayment Investors LP, 11.625%, 7/15/14	833,759
B-	360		K&F Acquisition, Inc., 7.75%, 11/15/14	369,900
A+	1,500		Lehman Brothers Holdings, Inc., 6.625%, 1/18/12	1,578,906
A	1,200		MetLife, Inc., 5.70%, 6/15/35	1,156,757
			Momentive Performance Materials, Inc.,
B-	50	[6]	9.75%, 12/01/14	51,250
B-	830	[6]	10.125%, 12/01/14	856,975
CCC+	280	[6]	11.50%, 12/01/16	282,800
			Morgan Stanley,
AA-	3,620	[2]	5.40%, 3/07/08	3,622,491
AA-	2,100		6.25%, 8/09/26	2,171,927
B+	685	[6]	Nell AF SARL, 8.375%, 8/15/15 (Luxembourg)	707,263
AAA	6,100	[2,6]	Rabobank Nederland Global, 5.36%, 4/06/09 (Netherlands)	6,101,696
			Rainbow National Services LLC,
B+	225	[6]	8.75%, 9/01/12	239,625
B+	1,650	[6]	10.375%, 9/01/14	1,856,250
B-	685		Standard Aero Holdings, Inc., 8.25%, 9/01/14	695,275
B-	50	[2]	Universal City Florida Holding Co. I/II, 10.11%, 5/01/10	51,625
Aa1	1,000		Wells Fargo & Co., 4.625%, 8/09/10	977,753
			Wells Fargo Bank NA,
Aa1	1,375		5.95%, 8/26/36	1,397,797
Aa1	2,000		7.55%, 6/21/10	2,131,298
Aa3	50		Western Financial Bank, 9.625%, 5/15/12	54,336
B3	700	[6]	Wimar Opco LLC/Wimar Opco Finance Corp., 9.625%, 12/15/14	695,625
BBB+	1,875	[6]	Xstrata Finance Ltd., 5.80%, 11/15/16 (Canada)	1,843,534
			Total Financial Institutions	64,728,795
			Health Care—1.3%
B2	50	[6]	Angiotech Pharmaceuticals, Inc., 7.75%, 4/01/14 (Canada)	46,000
A+	1,135		Bristol-Myers Squibb Co., 5.875%, 11/15/36	1,128,333
			HealthSouth Corp.,
CCC+	545	[6]	10.75%, 6/15/16	598,819
CCC+	435	[2,6]	11.354%, 6/15/14	477,956
B-	425		Tenet Healthcare Corp., 6.875%, 11/15/31	332,562
BBB	1,175		Teva Pharmaceutical Finance LLC, 6.15%, 2/01/36	1,132,738
B-	450		Universal Hospital Services, Inc., 10.125%, 11/01/11	478,125
A-	595		WellPoint, Inc., 5.85%, 1/15/36	578,018
			Total Health Care	4,772,551
			Industrials—1.8%
B2	400	[6]	AGY Holding Corp., 11.00%, 11/15/14	412,500
B	140		Baldor Electric Co., 8.625%, 2/15/17	144,725
BB+	2,000		Briggs & Stratton Corp., 8.875%, 3/15/11	2,151,664
B	150		Hexcel Corp., 6.75%, 2/01/15	146,625
B+	1,306		Manitowoc, Inc., 10.50%, 8/01/12	1,395,787
B-	165		Park-Ohio Industries, Inc., 8.375%, 11/15/14	158,813
CCC+	300		Polypore, Inc., 8.75%, 5/15/12	306,000
			RBS Global, Inc./Rexnord Corp.,
B3	540	[6]	9.50%, 8/01/14	558,900
CCC+	360	[6]	11.75%, 8/01/16	380,700
B-	1,050	[6]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	1,113,000
B3	150		Trimas Corp., 9.875%, 6/15/12	150,375
			Total Industrials	6,919,089
			Media—6.8%
			Affinion Group, Inc.,
B2	540		10.125%, 10/15/13	580,500
B-	200		11.50%, 10/15/15	215,000
Caa2	525		American Media Operations, Inc., Ser. B, 10.25%, 5/01/09	504,000
			AOL Time Warner, Inc.,
BBB+	1,635		7.57%, 2/01/24	1,799,965
BBB+	3,000		9.125%, 1/15/13	3,484,896
BBB+	1,415		AT&T Broadband Corp., 8.375%, 3/15/13	1,612,269

BlackRock Income Opportunity Trust (BNA) (continued)
(Percentage of Net Assets)

	Principal
	Amount
Rating[1]	(000)		Description	Value
			Media—(cont'd)
BBB	$ 55	[6]	BSKYB Finance UK Plc, 6.50%, 10/15/35 (United Kingdom)	$54,115
B+	161	[2]	Cablevision Systems Corp., Ser. B, 9.87%, 4/01/09	170,660
B2	120		CanWest MediaWorks, Inc., 8.00%, 9/15/12 (Canada)	124,500
			Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.,
CCC	955		10.25%, 9/15/10	992,006
CCC	180		Ser. B, 10.25%, 9/15/10	186,525
B3	690	[6]	CMP Susquehanna Corp., 9.875%, 5/15/14	707,250
BBB+	1,000		Comcast Cable Communications, Inc., 6.75%, 1/30/11	1,044,988
B	85		Dex Media West LLC/Dex Media Finance Co., Ser. B, 9.875%, 8/15/13	92,438
BB	140		DirecTV Holdings LLC/DirecTV Financing Co., 8.375%, 3/15/13	146,475
			Echostar DBS Corp.,
BB-	180		5.75%, 10/01/08	178,875
BB-	320		7.00%, 10/01/13	320,400
BB-	75		7.125%, 2/01/16	75,281
B+	250		General Cable Corp., 9.50%, 11/15/10	263,750
B+	665	[6]	Idearc, Inc., 8.00%, 11/15/16	676,637
CCC+	90	[6]	Iesy Repository GMBH, 10.375%, 2/15/15 (Germany)	89,100
B1	460		LIN Television Corp., 6.50%, 5/15/13	443,900
B	200		MediaNews Group, Inc., 6.875%, 10/01/13	182,000
B2	535		Network Communications, Inc., 10.75%, 12/01/13	551,719
			News America Holdings, Inc.,
BBB	145		8.15%, 10/17/36	174,453
BBB	2,475		8.45%, 8/01/34	3,021,218
B3	660		Nexstar Finance, Inc., 7.00%, 1/15/14	630,300
			Nielsen Finance LLC/Nielsen Finance Co.,
CCC+	330	[6]	Zero Coupon, 8/01/16	231,413
B3	1,100	[6]	10.00%, 8/01/14	1,199,000
B1	500	[2,6]	Paxson Communications Corp., 8.61%, 1/15/12	515,000
			Primedia, Inc.,
B2	450		8.00%, 5/15/13	433,125
B2	200		8.875%, 5/15/11	203,000
B	950		RH Donnelley Corp., Ser. A-3, 8.875%, 1/15/16	995,125
Caa1	70		Sirius Satellite Radio, Inc., 9.625%, 8/01/13	69,650
BBB+	1,495		TCI Communications, Inc., 8.75%, 8/01/15	1,765,356
			Vertis, Inc.,
B1	570		9.75%, 4/01/09	583,537
Caa1	255		Ser. B, 10.875%, 6/15/09	258,825
Caa1	1,319		Young Broadcasting, Inc., 10.00%, 3/01/11	1,299,215
			Total Media	25,876,466
			Real Estate—0.9%
BBB+	1,000		AvalonBay Communities, Inc., 6.625%, 9/15/11	1,046,272
			Rouse Co.,
BB+	725		3.625%, 3/15/09	689,728
BB+	1,715		5.375%, 11/26/13	1,600,730
			Total Real Estate	3,336,730
			Technology—1.9%
BB-	50		Advanced Micro Devices, Inc., 7.75%, 11/01/12	51,125
CCC+	90		Amkor Technology, Inc., 7.75%, 5/15/13	84,825
B+	555		Celestica, Inc., 7.625%, 7/01/13 (Canada)	527,944
B+	170	[2,6]	Conexant Systems, Inc., 9.126%, 11/15/10	173,825
			Freescale Semiconductor, Inc.,
B	1,260	[6]	9.125%, 12/15/14	1,252,125
B1	160	[2,6]	9.244%, 12/15/14	159,200
B	210	[6]	10.125%, 12/15/16	208,950
B+	100	[6]	Hynix Semiconductor, Inc., 9.875%, 7/01/12 (South Korea)	111,000
B+	805	[6]	NXP BV/NXP Funding LLC, 9.50%, 10/15/15 (Netherlands)	832,169
CCC+	35	[6]	Open Solutions, Inc., 9.75%, 2/01/15	35,831
B	200		Sanmina-SCI Corp., 8.125%, 3/01/16	190,500
B-	190	[6]	Sensata Technologies BV, 8.00%, 5/01/14 (Netherlands)	186,675
BB	350		STATS ChipPAC Ltd., 6.75%, 11/15/11 (Singapore)	346,500

BlackRock Income Opportunity Trust (BNA) (continued)
(Percentage of Net Assets)

	Principal
	Amount
Rating[1]	(000)		Description	Value
			Technology—(cont'd)
			SunGard Data Systems, Inc.,
B-	$ 95		9.125%, 8/15/13	$99,988
B-	325	[2]	9.973%, 8/15/13	338,812
B-	675		10.25%, 8/15/15	725,625
B	950		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	971,375
Caa1	210	[6]	UGS Capital Corp. II, 10.38%, 6/01/11	214,294
B3	480		UGS Corp., 10.00%, 6/01/12	525,600
			Total Technology	7,036,363
			Telecommunications—7.4%
A	1,700		Bellsouth Telecommunications, Zero Coupon, 12/15/95	857,312
BB-	470		Cincinnati Bell, Inc., 7.25%, 7/15/13	488,800
CCC	460	[6]	Cricket Communications, Inc., 9.375%, 11/01/14	485,875
A-	325		Deutsche Telekom Intl. Finance BV, 5.75%, 3/23/16 (Netherlands)	320,130
B3	170	[2]	Hawaiian Telcom Communications, Inc., Ser. B, 10.889%, 5/01/13	174,675
			Intelsat Ltd. (Bermuda)
B	210	[2,6]	8.872%, 1/15/15	213,622
BB-	450	[6]	9.25%, 6/15/16	493,875
B	210	[6]	11.25%, 6/15/16	237,300
B	920	[2,6]	11.354%, 6/15/13	982,100
			Intelsat Subsidiary Holding Co. Ltd. (Bermuda)
BB-	300		8.625%, 1/15/15	319,125
BB-	100	[2]	10.252%, 1/15/12	101,000
			Lucent Technologies, Inc.,
Ba3	105		6.45%, 3/15/29	95,550
Ba3	435		6.50%, 1/15/28	395,850
B+	935	[6]	Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (Denmark)	1,005,125
B-	80		Nortel Networks Corp., 6.875%, 9/01/23 (Canada)	70,400
			Nortel Networks Ltd. (Canada)
B-	585	[2,6]	9.61%, 7/15/11	621,562
B-	200	[6]	10.125%, 7/15/13	219,000
			PanAmSat Corp.,
B	160		9.00%, 8/15/14	172,400
B	515	[6]	9.00%, 6/15/16	560,706
			Qwest Corp.,
BBB-	55		7.875%, 9/01/11	58,438
BBB-	375	[2]	8.61%, 6/15/13	408,750
A	2,500	[6]	SBC Communications, Inc., 4.214%, 6/05/07	2,499,275
			Sprint Capital Corp.,
BBB	1,205		6.875%, 11/15/28	1,199,441
BBB	1,250		8.75%, 3/15/32	1,484,115
BBB+	4,375		Telecom Italia Capital S.A., 4.95%, 9/30/14 (Luxembourg)	4,029,336
BBB+	1,000		Telefonica Emisones SAU, 7.045%, 6/20/36 (Spain)	1,075,769
A+	575		Verizon Global Funding Corp., 7.75%, 6/15/32	668,055
			Verizon Maryland, Inc.,
A+	540		5.125%, 6/15/33	441,351
A+	1,355		Ser. A, 6.125%, 3/01/12	1,383,691
A+	750		Verizon Virginia, Inc., 4.625%, 3/15/13	706,108
			Vodafone Group Plc (United Kingdom)
A-	1,700	[2]	5.424%, 6/29/07	1,700,078
A-	1,615	[2]	5.454%, 12/28/07	1,615,921
A-	1,000		7.75%, 2/15/10	1,062,119
B-	710	[6]	West Corp., 11.00%, 10/15/16	734,850
BB	360	[6]	Wind Acquisition Finance S.A., 10.75%, 12/01/15 (Luxembourg)	414,900
			Windstream Corp.,
BB+	410		8.125%, 8/01/13	441,262
BB+	325		8.625%, 8/01/16	354,656
			Total Telecommunications	28,092,522
			Transportation—0.6%
BB-	120		American Airlines, Inc., Ser. 99-1, 7.324%, 4/15/11	121,950
B-	120	[6]	Britannia Bulk Plc, 11.00%, 12/01/11 (United Kingdom)	114,000
A-	1,000		Canadian National Railway Co., 6.375%, 10/15/11 (Canada)	1,039,102
B1	450		CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	438,187

BlackRock Income Opportunity Trust (BNA) (continued)
(Percentage of Net Assets)

	Principal
	Amount
Rating[1]	(000)		Description	Value
			Transportation—(cont'd)
B3	$ 47		Horizon Lines LLC, 9.00%, 11/01/12	$49,468
B	600	[6]	Navios Maritime Holdings, Inc., 9.50%, 12/15/14 (Marshall Islands)	610,500
			Total Transportation	2,373,207
			Total Corporate Bonds	211,671,777
			Trust Preferred Stock—0.6%
AA	2,000	[2,9]	UBS Preferred Funding Trust I, 8.622%	2,204,830
			U.S. Government and Agency Securities—6.8%
			Overseas Private Investment Corp.,
	343		4.09%, 5/29/12	318,200
	959	[2]	4.30%, 5/29/12	914,128
	718		4.64%, 5/29/12	693,905
	406		4.68%, 5/29/12	379,978
	3,069		4.87%, 5/29/12	2,995,059
	3,806	[2]	5.40%, 5/29/12	3,911,480
	6,055	[3]	Resolution Funding Corp., Ser. B, Zero Coupon, 4/15/30	1,872,854
	884		Small Business Administration, Ser. 20K-1, 6.95%, 11/01/16	911,897
	1,800	[3]	Tennessee Valley Authority, Ser. C, 5.88%, 4/01/36	1,941,313
			U.S. Treasury Bonds,
	10,110	[3]	2.00%, 1/15/26	9,480,772
	630		4.50%, 2/15/36	588,853
	1,924	[3]	U.S. Treasury Notes, 2.00%, 7/15/14	1,871,279
			Total U.S. Government and Agency Securities	25,879,718
			Foreign Government Bond—1.2%
Baa1	4,229		United Mexican States, 6.75%, 9/27/34	4,482,581
	Shares
			Common Stocks—0.0%
	1,895	[7,10]	Critical Care Systems Intl., Inc.	15,160
			Total Long-Term Investments (cost $434,150,159)	430,174,163
	Principal
	Amount
	(000)
			SHORT-TERM INVESTMENTS—2.2%
			U.S. Government and Agency Discount Notes—2.2%
			Federal National Mortgage Assoc. Discount Notes,
	$ 5,700	[11]	5.001%, 2/01/07	5,700,000
	900	[11]	5.14%, 2/08/07	899,104
	700	[11]	5.142%, 3/01/07	697,212
	1,000	[11]	U.S. Treasury Bills, 4.889%, 2/01/07	1,000,000
			Total Short-Term Investments (cost $8,296,316)	8,296,316
	Notional
	Amount
	(000)
			OUTSTANDING OPTIONS PURCHASED—0.2%
			Interest Rate Swaps,
	5,500		Trust pays 5.52%, Trust receives 3-month LIBOR, expires 9/21/36	314,693
	5,500		Trust pays 3-month LIBOR, Trust receives 5.52%, expires 9/21/36	279,509
	48,200		Trust pays 5.40%, Trust receives 3-month LIBOR, expires 3/14/08	29,243
	48,200		Trust pays 5.90%, Trust receives 3-month LIBOR, expires 3/14/08	5
	61		U.S. Treasury Notes Future, expiring 6/16/07	19,063
			Total Outstanding Options Purchased (cost $754,708)	642,513
			Total Investments before borrowed bond, TBA sale commitment and outstanding options written (cost
			$443,201,18312)	439,112,992

BlackRock Income Opportunity Trust (BNA) (continued)
(Percentage of Net Assets)

Principal
Amount
(000)	Description	Value
	BORROWED BOND—0.9%
$ 3,510 [3,13]	Federal Home Loan Bank Discount Notes, 5.18%, 2/01/07 (cost $3,509,750)	$3,509,750
	TBA SALE COMMITMENT—(6.5)%
(25,000)	Federal National Mortgage Assoc., 5.50%, 2/12/37 (proceeds $24,800,781)	(24,585,950)
Notional
Amount
(000)
	OUTSTANDING OPTIONS WRITTEN—(0.6)%
	Interest Rate Swaps,
(5,700)	Trust pays 5.135%, Trust receives 3-month LIBOR, expires 4/21/08	(85,446)
(5,700)	Trust pays 3-month LIBOR, Trust receives 5.135%, expires 4/21/08	(185,592)
(12,400)	Trust pays 3-month LIBOR, Trust receives 5.67%, expires 1/04/10	(313,806)
(12,400)	Trust pays 5.67%, Trust receives 3-month LIBOR, expires 1/04/10	(493,681)
(14,200)	Trust pays 4.725%, Trust receives 3-month LIBOR, expires 6/13/07	(13,774)
(14,200)	Trust pays 3-month LIBOR, Trust receives 4.725%, expires 6/13/07	(687,990)
(5,300)	Trust pays 5.485%, Trust receives 3-month LIBOR, expires 10/28/19	(173,893)
(5,300)	Trust pays 3-month LIBOR, Trust receives 5.485%, expires 10/28/19	(164,883)
(96,400)	Trust pays 3-month LIBOR, Trust receives 5.65%, expires 3/14/08	(2,545)
	Total Outstanding Options Written (premium received $3,312,035)	(2,121,610)
	Total Investments net of borrowed bond, TBA sale commitment and outstanding options written—109.7%	$415,915,182
	Liabilities in excess of other assets (including $26,440,081 receivable from investments sold, $5,852,155
	interest receivable, $1,429,302 investments purchased payable and $67,491,964 reverse repurchase agreement
	payable)—(9.7)%	(36,672,781)
	Net Assets—100%	$379,242,401

______________________
1	Using the highest of Standard & Poor's, Moody's Investors Service or Fitch's Ratings.
2	Variable rate security. Rate shown is interest rate as of January 31, 2007.
3	Entire or partial principal amount pledged as collateral for reverse repurchase agreements.
4

Security, or a portion thereof, pledged as collateral with a value of $7,090,991 on 135 long Eurodollar futures contracts expiring December 2008, 2,068 long U.S. Treasury Bond futures contracts expiring March 2007, 721 short Eurodollar futures contracts expiring June to December 2007 and 1,771 short U.S. Treasury Note futures contracts expiring March 2007. The notional value of such contracts on January 31, 2007 was $96,403,200, with an unrealized loss of $2,233,503.

5	Represents an investment in an affiliate.
6

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of January 31, 2007, the Trust held 11.4% of its net assets, with a current market value of $43,248,376, in securities restricted as to resale.

7	Security is fair valued.
8	Rate shown is effective yield as of January 31, 2007 of the underlying collateral.
9	The security is a perpetual bond and has no stated maturity date.
10	Non-income producing security.
11	Rate shown is the yield to maturity as of the date of purchase.
12

Cost for federal income tax purposes is $443,570,187. The net unrealized depreciation on a tax basis is $4,457,195, consisting of $6,359,063 gross unrealized appreciation and $10,816,258 gross unrealized depreciation.

13	The interest rate and maturity date shown represent the terms of the borrowed transaction, not the security borrowed.

For Trust compliance purposes, the Trust's sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

KEY TO ABBREVIATIONS
LIBOR — London Interbank Offered Rate
TBA — To Be Announced

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock Income Opportunity Trust, Inc.

By: /s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: March 28, 2007

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: March 28, 2007

By: /s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: March 28, 2007